Intangibles (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of movements in intangibles

	Notes	Goodwill	Concessions	Software	Research and development projects	Patents	Total
Balance as of December 31, 2023		3,263	7,689	104	575	–	11,631
Additions		–	465	54	–	–	519
Disposals		–	(10)	–	(5)	–	(15)
Amortization		–	(270)	(54)	–	–	(324)
Acquisition of Aliança Energia	31(a)	257	824	–	4	–	1,085
Translation adjustment		(482)	(1,756)	(20)	(124)	–	(2,382)
Balance as of December 31, 2024		3,038	6,942	84	450	–	10,514
Cost		3,038	8,528	579	450	–	12,595
Accumulated amortization		–	(1,586)	(495)	–	–	(2,081)
Balance as of December 31, 2024		3,038	6,942	84	450	–	10,514
Additions		–	363	31	–	–	394
Disposals		–	(4)	–	–	–	(4)
Amortization		–	(276)	(44)	–	(17)	(337)
Impairment	12	(1,852)	–	–	–	–	(1,852)
Transfer to held for sale (Energy Assets)		(131)	(770)	–	(3)	–	(904)
Transfers (i)		–	–	–	(445)	445	–
Translation adjustment		242	836	9	–	55	1,142
Balance as of December 31, 2025		1,297	7,091	80	2	483	8,953
Cost		1,297	9,068	663	2	500	11,530
Accumulated amortization		–	(1,977)	(583)	–	(17)	(2,577)
Balance as of December 31, 2025		1,297	7,091	80	2	483	8,953

(i) In October 2025, Vale changed the utilization plan for the technology arising from projects acquired through the acquisition of New Steel Global N.V. and, as a result, the carrying amount associated with these projects has been reclassified as "patent" and will be amortized over its legal protection period.

Schedule of estimated useful lives of intangibles
Accounting policy
Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges. The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 33 years
Patents	7 years
Software	5 years